INVENTORIES - Roll-forward of estimated losses (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Roll-forward of estimated losses
Raw materials, additional estimated losses	R$ 43,166	R$ 38,136
Spare parts, additional estimated losses	24,502	21,184
Raw materials, write-off of inventory	35,715	47,231
Spare parts, write-off of inventory	5,371	9,529
Inventories pledged as collateral	0	0
Inventories
Roll-forward of estimated losses
Opening balance	(91,258)	(79,885)
Additions	(89,552)	(85,110)
Reversals	33,492	11,536
Write-offs	41,329	62,201
Closing balance	R$ (105,989)	R$ (91,258)